Cover	Jun. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2023
Entity File Number	333-236117
Entity Registrant Name	CARRIAGE HOUSE EVENT CENTER INC.
Entity Central Index Key	0001798458
Entity Tax Identification Number	27-2950800
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	558 Castle Pines Parkway
Entity Address, Address Line Two	B-4 Suite 140
Entity Address, City or Town	Castle Rock
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80108
City Area Code	(303)
Local Phone Number	517-8845
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true